Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash and cash equivalents	$ 9,111	$ 7,527
Trade receivables, net	811	600
Other receivables, deposits and prepayments	692	1,341
Inventories	1,178	829
Income tax recoverable	5	5
Financial instruments at fair value	54	102
Total current assets	11,851	10,404
Investment in life insurance contract	158	153
Financial instruments at amortized cost	523	0
Property, plant and equipment, net	9,439	9,591
Intangible assets, net	1,930	2,338
Right-of-use assets	300	0
Total assets	24,201	22,486
Current liabilities
Notes payable - secured	0	0
Bank loans - secured	1,937	445
Accounts payable	775	443
Contract liabilities	12	17
Accrued charges and deposits	3,174	3,168
Refund liabilities	69	0
Payable to affiliated parties	80	54
Current portion of capital lease obligations	0	28
Lease liabilities	92	0
Total current liabilities	6,139	4,155
Capital lease obligations - non current portion	0	5
Lease liabilities (non-current)	213	0
Long-term loan	2,438	2,485
Long-term deposit received	647	692
Total liabilities	9,437	7,337
Stockholders' equity
Common stock par value $0.003 per share - authorized shares - 23,333,334 - issued shares: March 31, 2019: 5,543,639; March 31, 2020: 5,828,205. - outstanding shares: March 31, 2019: 4,670,773; March 31, 2020: 4,906,466.	17	17
Additional paid-in capital	22,795	22,474
Treasury stock at cost: March 31, 2019: 872,866; March 31, 2020: 921,739.	(2,892)	(2,773)
Accumulated deficit	(6,094)	(6,492)
Accumulated other comprehensive income	938	1,923
Total stockholders' equity	14,764	15,149
Total liabilities and stockholders' equity	$ 24,201	$ 22,486